STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF OUTSTANDING STOCK WARRANTS ACTIVITIES

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during the period ended December 31, 2022 and 2021.

	Underlying Shares	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at January 1, 2021	28,693,368
Granted	7,337,000	0.01	1.50
Exercised	(6,709,890)	0.01
Forfeited	-
Warrants outstanding at December 31, 2021	29,320,478	0.01	0.44
Granted	-
Exercised	-
Forfeited	-
Warrant outstanding at December 31, 2022	29,320,478	0.01	3.52

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS OF WARRANTS

The warrants granted during the period ending December 31, 2022 and 2021 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year Ended December 31,
	2022	2021
Expected term, in years	2 - 5 years	1.5 years
Expected volatility	122% - 224%	100%
Risk free interest rate	0.08% - 1.57%	0.09% - 0.13%
Dividend yield	0%	0%